SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMMON SHARES ISSUED

	Number of Shares	Amount
Balance, January 1, 2022	36,494,228	$147,729,846
Shares issued to settle accounts payable	5,422	40,029
Funds from common shares issued on private placement	1,126,635	3,184,332
Fair value of warrants issued on private placement	-	(656,734)
Share issue costs	-	(247,892)
Funds from the exercise of stock options	143,437	418,845
Fair value of stock options exercised	-	374,129
Funds from the exercise of warrants and compensation warrants	72,500	284,437
Fair value of warrants and compensation warrants exercised	-	79,547
Adjustment for 10 for 1 share consolidation	(272)	-
Balance, December 31, 2022	37,841,950	151,206,539
Funds from the exercise of stock options	245,606	612,310
Fair value of stock options exercised	-	538,168
Funds from the exercise of warrants	2,364,066	7,767,067
Fair value of warrants exercised	-	4,418,783
Funds from Common shares issued through ATM financing	227,673	983,194
Share issue costs	-	(320,712)
Balance, September 30, 2023	40,679,295	$165,205,349